Label	Element	Value
Innovator U.S. Equity Accelerated ETF® - Quarterly | Vanguard S&P 500 ETF [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	103.60%
Innovator U.S. Equity Accelerated ETF® - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $597.55 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	10.90%
Innovator U.S. Equity Accelerated ETF® - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54 [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Accelerated ETF® - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $603.54 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	0.00%
Innovator U.S. Equity Accelerated ETF® - Quarterly | Vanguard S&P 500 ETF, Expiration: 06/30/2026; Exercise Price: $623.24 (Short) [Member]
Holdings [Line Items]	oef_HoldingsLineItems
Percent of Net Asset Value	oef_PctOfNav	(14.50%)